Borrowings (Details) - Schedule of Borrowings - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Sep. 09, 2020	Dec. 31, 2019
Schedule Of Borrowings Abstract
Short-term bank borrowing	[1]	$ 140,902
Current portion of long-term bank borrowings	[1]	196,339	947,559
Current portion of long-term third party borrowing	[2]		2,234,057
Long-term bank borrowings	[1]	44,410	432,179
Long-term third party borrowing	[2]		13,467,639
Total borrowings		$ 381,651	$ 17,081,434	$ 413,500	$ 1,499,998

[1]	The Company maintains borrowings with two financial institutions. The borrowings are used for working capital purposes to support its business operations in Thailand. For the year ended December 31, 2023, the Company had two bank loans with interest at the rates of 4.69% and 3.77% with maturity dates of April 7, 2025 and September 25, 2024, respectively. For the year ended December 31, 2022, the Company had three bank loans with interest at the rates of 4.69%, 4.97%and 4.72% with maturity dates of April 7, 2025, June 30, 2023 and February 1, 2023, respectively. For the year ended December 31, 2021, the Company had four bank loans with interest at the rates of 4.47%, 2%, 2%, and 4.22%, respectively. For the years ended December 31, 2023, 2022 and 2021, interest expense recorded for the bank borrowings was $60,131, $68,010 and $78,353, respectively. As of December 31, 2023, the Company had unused bank overdraft availability of approximately $292,000. As of December 31, 2022, the Company had unused bank overdraft availability of approximately $289,000.
[2]	On April 25, 2018, Guardforce TH Group Company Limited (“Guardforce TH”), entered into an agreement with Profit Raider Investment Limited (“Profit Raider”) to transfer a loan in the principal amount of $13.42 million (the “Loan”) between Guardforce TH and Guardforce AI Co., Limited (the “Company”) to Profit Raider. As a result, the Company recorded a short-term borrowing in the Loan bearing interest at 4% from April 30, 2019 to December 31, 2019 and 3.22% prior to April 30, 2019. The Company assumed an additional liability of approximately $576,000 which has been treated as an additional expense paid in 2018. The holding companies have guaranteed the short-term borrowing from Profit Raider which amount is due on December 31, 2020. On March 13, 2020, the Company’s Board of Directors approved the transfer of 1,666,666 ordinary shares of the Company from Guardforce AI Technology to Profit Raider. As a result of the 2021 and 2023 share consolidation, the number of ordinary shares transferred to Profit Raider became 41,666. On September 29, 2022, Profit Raider entered into a deed of assignment and transfer (the “Assignment Deed”) with WK Venture Success Limited (“WK Venture”), and the Loan was assigned and transferred to WK Venture. On December 30, 2022, Guardforce TH entered into two supplemental agreements (the “Agreements”) with WK Venture and other parties thereto to further extend the Loan to December 31, 2024 which was conditional upon payment by Guardforce TH to WK Venture of $100,000 as part payment of the interest accrued with the same interest rate on the Loan. Such payment was made in full upon the execution of the Agreement. Being that in accordance with the terms of the Agreements, the Company is required to pay the full principal amount of the Loan, along with accrued interest, on December 31, 2024 and the Company is not required to make monthly payments on this obligation.